Material Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Connected transactions with Unicom Group and its subsidiaries [member]
Statement [LineItems]
Summary of Transactions Between Related Parties

(a)	Recurring transactions
The following is a summary of significant recurring transactions carried out by the Group with Unicom Group and its subsidiaries. In the directors’ opinion, these transactions were carried out in the ordinary course of business.

	Note	2018	2019	2020
Transactions with Unicom Group and its subsidiaries:
Charges for value-added telecommunications services	(i), (ii)	43	69	188
Rental charges for short-term property leasing and related services charges	(i), (iii)	1,033	989	999
Charges for short-term lease of telecommunications resources and related services	(i), (iv)	277	290	283
Charges for engineering design and construction services	(i), (v)	2,055	1,537	2,034
Charges for shared services	(i), (vi)	77	77	77
Charges for materials procurement services	(i), (vii)	34	20	47
Charges for ancillary telecommunications services	(i), (viii)	2,905	2,417	2,735
Charges for comprehensive support services	(i), (ix)	1,231	1,052	979
Income from comprehensive support services	(i), (ix)	83	203	229
Lending by Finance Company to Unicom Group and its subsidiary	(i), (xi)	13,558	11,434	16,500
Repayment of loans lending by Finance Company to Unicom Group	(i), (xi)	6,354	11,134	13,704
Interest income from lending services	(i), (xi)	150	370	387

(i)
On November 25, 2016, CUCL entered into the agreement, “2017-2019 Comprehensive Services Agreement” with Unicom Group to renew certain continuing connected transactions. “2017-2019 Comprehensive Services Agreement” has a term of three years commencing on January 1, 2017 and expired on December 31, 2019.

On October 21, 2019, CUCL and Unicom Group entered into the “2020-2022 Comprehensive Services Agreement”. The services are existing continuing connected transactions and their respective terms are substantially the same as those set out in the “2017-2019 Comprehensive Services Agreement”, and the service fees payable shall be calculated on the same basis as under previous agreement.

(ii)
UNISK (Beijing) Information Technology Corporation Limited (“UNISK”) agreed to provide the mobile subscribers of CUCL with various types of value-added services through its cellular communications network and data platform. The Group retains a portion of the revenue generated from the value-added services provided to the Group’s subscribers (and actually received by the Group) and allocates a portion of such fees to UNISK for settlement, on the condition that such proportion allocated to UNISK does not exceed the average proportion allocated to independent value-added telecommunications content providers who provide value-added telecommunications content to the Group in the same region. The percentage of revenue to be allocated to UNISK by the Group varies depending on the types of value-added service provided to the Group.

(iii)	CUCL and Unicom Group agreed to mutually lease properties and ancillary facilities from each other. Rentals are based on the lower of the market rates and the depreciation costs and taxes.

(iv)
Unicom Group agreed to lease to CUCL certain international telecommunications resources (including international telecommunications channel gateways, international telecommunications service gateways, international submarine cable capacity, international land cables and international satellite facilities) and certain other telecommunications facilities for its operations. The rental charges for the leasing of international telecommunications resources and other telecommunications facilities are based on the annual depreciation charges of such resources and facilities provided that such charges would not be higher than market rates. For maintenance service to the telecommunications facilities aforementioned, unless otherwise agreed by CUCL and Unicom Group, such maintenance service charges would be borne by CUCL and determined with reference to market rates or a cost-plus basis if there are no market rates.

(v)
Unicom Group agreed to provide engineering design, construction and supervision services and IT services to CUCL. The charges payable by CUCL for the above services are determined with reference to the market price and are settled when the relevant services are provided.

(vi)
Unicom Group and CUCL agreed to provide shared services to each other and would share the costs related to the shared services proportionately in accordance with their respective total assets value with certain adjustments. For the year ended December 31, 2020, the services charges paid by Unicom Group to CUCL was negligible.

(vii)
Unicom Group agreed to provide comprehensive procurement services for imported and domestic telecommunications materials and other domestic non-telecommunications
materials to CUCL. Unicom Group has also agreed to provide services on management of tenders, verification of technical specifications, installation, consulting and agency services. In addition, Unicom Group will sell cable, modem and other materials operated by itself to CUCL and will also provide storage and logistics services in relation to the above materials procurement. The charges payable by CUCL to Unicom Group are based on contract values, market rates, government guidance price or cost-plus basis where applicable.

(viii)
Unicom Group agreed to provide ancillary telecommunications services to CUCL. These services include certain telecommunications pre-sale,
on-sale
and after-sale services such as assembling and repairing of certain telecommunications equipment, sales agency services, printing and invoice delivery services, maintenance of telephone booths, customers acquisitions and servicing and other customers’ service. The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.

(ix)
Unicom Group and CUCL agreed to provide comprehensive support services to each other, including dining services, facilities leasing services (excluding those facilities mentioned in (iv) above), vehicle services, health and medical services, labor services, security services, hotel and conference services, gardening services, decoration and renovation services, sales services, construction agency, equipment maintenance services, market development, technical support services, research and development services, sanitary services, parking services, staff trainings, storage services, advertising services, marketing, property management services, information and communications technology services (including construction and installation services, system integration services, software development, product sales and agent services, operation and maintenance services, and consultation services). The charges are based on market rates, government guidance price or cost-plus basis and are settled as and when the relevant services are provided.

(x)
Unicom Group is the registered proprietor of the “Unicom” trademark in English and the trademark bearing the “Unicom” logo, which are registered at the PRC State Trademark Bureau. Pursuant to an exclusive PRC trademark license agreement between Unicom Group and the Group, the Group has been granted the right to use these trademarks on a royalty free and renewal basis.

(xi)	Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries, including deposit services, lending and other credit services, and other financial services.
For the lending services from Finance Company to Unicom Group and its subsidiaries, the interest rate will follow the interest rate standard promulgated by the PBOC, and will be no less than the minimum interest rate offered to other clients for the same type of loan, and the applicable interest rate offered to Unicom Group by the general commercial banks in PRC for the same type of loan.

China United Network Communications Group Company Limited and its subsidiaries [member]
Statement [LineItems]
Summary of Transactions Between Related Parties

(a)	Related party transactions

	Note	2018	2019	2020
Transactions with Unicom Group and its subsidiaries:

Unsecured entrusted loan from A Share Company	(i)	3,042	—	—
Repayment of unsecured entrusted loan to Unicom Group	(ii)	1,344	—	—
Interest expenses on unsecured entrusted loan	(i), (ii)	10	132	132
Loan from a related party	(iii)	48	—	—
Repayment of loan from a related party	(iii)	435	48	—
Interests expenses on loan from a related party	(iii)	12	—	—
Net deposits by Unicom Group and its subsidiaries with Finance Company	(iv)	2,336	258	233
Interest expenses on the deposits in Finance Company	(iv)	93	64	74

(i)	On December 26, 2018, the Group borrowed an unsecured entrusted loan from A Share Company of RMB3,042 million with a maturity period of 5 years and interest rate at 4.28% per annum.

(ii)
On February 27, 2017, the Group borrowed an unsecured entrusted loan from Unicom Group of RMB1,344 million with a maturity period of 1 year and interest rate at 3.92% per annum, which was fully repaid in February 2018.

(iii)
On December 21, 2017, the Group borrowed a loan from Unicom Group BVI of RMB435 million with a maturity period of 1 year and floating interest rate at 1 year HIBOR plus 1.2%, which was fully repaid in December 2018.

On December 28, 2018, the Group borrowed a loan from Unicom Group BVI of RMB48 million with a maturity period of 1 year, of which RMB46 million with a maturity period of 1 year and interest rate at 4.77% per annum and HKD2 million with a maturity period of 1 year and floating interest rate at 1 year HIBOR plus 1.11%, and the loan was fully repaid in January 2019.

(iv)
Finance Company has agreed to provide financial services to Unicom Group and its subsidiaries. For the deposit services, the interest rate for deposits placed by Unicom Group and its subsidiaries will be no more than the maximum interest rate promulgated by the PBOC for the same type of deposit, the interest rate for the same type of deposit offered to other clients and the applicable interest rate offered by the general commercial banks in PRC for the same type of deposit.